Disclosures About Fair Value of Financial Instruments (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Loans held for sale	$ 109,800	$ 0
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	15,877,000	20,917,000
Investment securities	178,208,000	150,961,000
Loans held for sale	110,000
Loans	97,206,000	106,925,000
Bank owned life insurance	3,625,000	3,518,000
Accrued interest receivable	1,128,000	1,140,000
Financial liabilities:
Deposits	246,462,000	239,177,000
Federal funds purchased and repurchase agreements	18,767,000	14,014,000
Federal Home Loan Bank borrowings	3,606,000	3,693,000
Accrued interest payable	163,000	218,000
Fair Value [Member]
Financial assets:
Cash and cash equivalents	15,877,000	20,917,000
Investment securities	178,208,000	150,961,000
Loans held for sale	110,000
Loans	98,303,000	105,733,000
Bank owned life insurance	3,625,000	3,518,000
Accrued interest receivable	1,128,000	1,140,000
Financial liabilities:
Deposits	235,036,000	227,662,000
Federal funds purchased and repurchase agreements	18,767,000	14,014,000
Federal Home Loan Bank borrowings	4,199,000	4,233,000
Accrued interest payable	163,000	218,000
Level I [Member]
Financial assets:
Cash and cash equivalents	15,877,000
Investment securities	205,000
Bank owned life insurance	3,625,000
Accrued interest receivable	1,128,000
Financial liabilities:
Deposits	163,526,000
Federal funds purchased and repurchase agreements	18,767,000
Accrued interest payable	163,000
Level II [Member]
Financial assets:
Investment securities	178,003,000
Loans held for sale	110,000
Financial liabilities:
Deposits	71,510,000
Federal Home Loan Bank borrowings	4,199,000
Level III [Member]
Financial assets:
Loans	$ 98,303,000